Right-Of-Use Assets	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right-Of-Use Assets	RIGHT-OF-USE ASSETS:
    The following table details the changes to the net book value of ROU assets during the periods shown:

	Land	Buildings	Other	Total
Balance — January 1, 2021	$7.1	$91.7	$2.2	$101.0
Additions (i)	0.1	42.1	0.4	42.6
Additions through business combination (note 3)	4.3	0.8	—	5.1
Depreciation	(0.5)	(31.0)	(0.5)	(32.0)
Write-down of assets and lease terminations(ii)	—	(0.3)	—	(0.3)
Foreign exchange and other	(0.3)	(2.3)	—	(2.6)
Balance — December 31, 2021	10.7	101.0	2.1	113.8
Additions (i)	—	63.0	0.4	63.4
Depreciation	(0.6)	(34.3)	(0.5)	(35.4)
Write-down of assets and lease terminations(ii)	—	(0.7)	—	(0.7)
Foreign exchange and other	—	(2.2)	(0.1)	(2.3)
Balance — December 31, 2022	$10.1	$126.8	$1.9	$138.8
(i)    Represents new leases and lease renewals as result of extension of lease terms. Additions for 2021 were reduced by $0.4 in tenant improvement allowances that we received in connection with a building lease for one of our Atrenne sites.
(ii)    Represents the write-down (in each case as restructuring charges) of certain ROU assets in connection with restructuring actions. See note 15(a).
We review the carrying amount of ROU assets for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. We did not identify any triggering event during the course of 2020, 2021 or 2022 indicating that the carrying amount of our ROU assets or related CGUs may not be recoverable. However, we recorded non-cash restructuring charges in such years to write-down certain ROU assets related to vacated properties, resulting in part (in 2020) from certain sublet recoveries that were lower than the carrying value of the related leases (Sublet Losses), in connection with our restructuring activities, as described in footnote (ii) above and in note 15(a).